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Bahl & Gaynor Income Growth Fund

Bahl & Gaynor Income Growth Fund

Class A Shares (Ticker Symbol: AFNAX)

Class C Shares (Ticker Symbol: AFYCX)

Class I Shares (Ticker Symbol: AFNIX)

A series of Investment Managers Series Trust

Supplement dated June 12, 2024, to the currently effective

Prospectus and Statement of Additional Information (“SAI”).

Effective July 1, 2024 (the “Effective Date”), Bahl & Gaynor, Inc. (the “Advisor”) has agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the “Fund”) from 0.65% to 0.45% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Fund from 1.08% to 0.93%, 1.83% to 1.68% and 0.83% to 0.68% of the average daily net assets of the Fund’s Class A shares, Class C shares and Class I shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the sections titled “YOUR ACCOUNT WITH THE FUND – Purchase of Shares/Class A Shares” on page 17 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees - Bahl & Gaynor Income Growth Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%		2.00%
Wire fee	$ 20		$ 20		$ 20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses - Bahl & Gaynor Income Growth Fund		Class A Shares	Class C Shares	Class I Shares
Management fees	[1]	0.45%	0.45%	0.45%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	1.00%	none
Shareholder service fees	[1]	0.07%	0.07%	0.07%
All other expenses	[1]	0.07%	0.07%	0.07%
Other expenses	[1]	0.14%	0.14%	0.14%
Total annual fund operating expenses	[1]	0.84%	1.59%	0.59%
[1]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective July 1, 2024.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bahl & Gaynor Income Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	631	803	990	1,530
Class C Shares	262	502	866	1,889
Class I Shares	60	189	329	738

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Bahl & Gaynor Income Growth Fund | Class C Shares | USD ($)	162	502	866	1,889